COMMITMENTS AND CONTINGENCIES - Non-Redemption Agreement (Details)	Aug. 01, 2023 shares
COMMITMENTS AND CONTINGENCIES
Aggregate shares of common stock	2,351,800
Quantum Ventures LLC
COMMITMENTS AND CONTINGENCIES
Aggregate shares of common stock	235,180
Aggregate of warrants shares	235,180
Purchase shares of common stock	235,180